Financial Assets And Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
2023		€ 92,581
2024	€ 136,179	14,851
2025	31,317	12,741
2026	26,379	9,460
2027	17,699	7,780
2028	12,831	3,725
More than five years	4,784	3,713
Total	€ 229,189	€ 144,851